Segment and corporate information (Tables)	9 Months Ended
Sep. 30, 2019
Segment and corporate information
Schedule of segment and corporate activity

Segment and corporate information

in € THOUS

	North		Asia-	Latin
	America	EMEA	Pacific	America	Segment
	Segment	Segment	Segment	Segment	Total	Corporate	Total
Three months ended September 30, 2019
Revenue from contracts with customers	3,002,068	676,340	457,715	181,280	4,317,403	5,772	4,323,175
Other revenue external customers	71,271	6,943	16,836	778	95,828	—	95,828
Revenue external customers	3,073,339	683,283	474,551	182,058	4,413,231	5,772	4,419,003
Inter-segment revenue	719	21	35	94	869	(869)	—
Revenue	3,074,058	683,304	474,586	182,152	4,414,100	4,903	4,419,003
Operating income	477,432	99,878	90,382	10,576	678,268	(82,880)	595,388
Interest							(104,724)
Income before income taxes							490,664
Depreciation and amortization	(269,219)	(45,518)	(24,709)	(9,030)	(348,476)	(60,809)	(409,285)
Income (loss) from equity method investees	20,124	(831)	1,039	212	20,544	—	20,544
Additions of property, plant and equipment, intangible assets and right of use assets	286,472	46,154	37,789	12,112	382,527	89,864	472,391

Three months ended September 30, 2018
Revenue from contracts with customers	2,780,991	611,862	407,369	169,918	3,970,140	3,330	3,973,470
Other revenue external customers	61,764	7,661	14,089	868	84,382	—	84,382
Revenue external customers	2,842,755	619,523	421,458	170,786	4,054,522	3,330	4,057,852
Inter-segment revenue	139	—	150	103	392	(392)	—
Revenue	2,842,894	619,523	421,608	170,889	4,054,914	2,938	4,057,852
Operating income	525,191	87,283	66,284	(1,504)	677,254	(150,532)	526,722
Interest							(75,910)
Income before income taxes							450,812
Depreciation and amortization	(94,084)	(28,962)	(11,525)	(3,177)	(137,748)	(41,033)	(178,781)
Income (loss) from equity method investees	20,236	(2,249)	680	323	18,990	(1,000)	17,990
Additions of property, plant and equipment and intangible assets	145,109	36,451	13,791	45,314	240,665	100,200	340,865

Nine months ended September 30, 2019
Revenue from contracts with customers	8,828,904	1,951,464	1,308,409	513,392	12,602,169	15,332	12,617,501
Other revenue external customers	192,305	32,612	51,714	2,460	279,091	—	279,091
Revenue external customers	9,021,209	1,984,076	1,360,123	515,852	12,881,260	15,332	12,896,592
Inter-segment revenue	1,694	21	491	176	2,382	(2,382)	—
Revenue	9,022,903	1,984,097	1,360,614	516,028	12,883,642	12,950	12,896,592
Operating income	1,278,706	334,043	254,441	27,858	1,895,048	(241,853)	1,653,195
Interest							(326,927)
Income before income taxes							1,326,268
Depreciation and amortization	(747,405)	(139,863)	(70,139)	(25,061)	(982,468)	(176,194)	(1,158,662)
Income (loss) from equity method investees	65,953	(5,352)	1,601	856	63,058	—	63,058
Total assets	22,353,520	4,056,993	2,746,848	899,511	30,056,872	3,112,531	33,169,403
thereof investments in equity method investees	385,604	173,610	98,863	24,540	682,617	—	682,617
Additions of property, plant and equipment, intangible assets and right of use assets	777,523	131,298	83,707	40,918	1,033,446	243,429	1,276,875

Nine months ended September 30, 2018
Revenue from contracts with customers	8,420,185	1,887,078	1,193,561	502,172	12,002,996	11,081	12,014,077
Other revenue external customers	168,332	20,565	41,578	2,634	233,109	—	233,109
Revenue external customers	8,588,517	1,907,643	1,235,139	504,806	12,236,105	11,081	12,247,186
Inter-segment revenue	1,369	303	468	154	2,294	(2,294)	—
Revenue	8,589,886	1,907,946	1,235,607	504,960	12,238,399	8,787	12,247,186
Operating income	2,173,372	301,140	218,355	23,779	2,716,646	(291,949)	2,424,697
Interest							(243,551)
Income before income taxes							2,181,146
Depreciation and amortization	(279,731)	(86,240)	(33,671)	(13,606)	(413,248)	(120,769)	(534,017)
Income (loss) from equity method investees	57,897	(6,964)	1,774	710	53,417	(1,000)	52,417
Total assets	16,519,127	3,687,215	2,240,919	693,210	23,140,471	2,446,615	25,587,086
thereof investments in equity method investees	331,961	175,220	98,380	24,518	630,079	—	630,079
Additions of property, plant and equipment and intangible assets	459,768	102,427	37,207	56,742	656,144	198,701	854,845